INCOME TAXES - Preferential tax rates (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Tax saving amount due to preferential tax rates	¥ 418,997	¥ 486,530	¥ 451,785
Income per share effect-basic	¥ 1.34	¥ 1.58	¥ 1.51
Income per share effect-diluted	¥ 1.30	¥ 1.51	¥ 1.47